COMMITMENTS AND CONTINGENCIES - Commitments - Other Commitments (Details) $ in Thousands	Dec. 31, 2018 CAD ($)
Transportation commitments
Other Commitments
Total	$ 367,646
2019	36,817
2020	37,951
2021	34,102
2022	31,410
2023	30,317
Thereafter	197,049
Processing commitments
Other Commitments
Total	16,174
2019	3,506
2020	3,174
2021	1,519
2022	1,519
2023	1,519
Thereafter	4,937
Drilling and completions
Other Commitments
Total	51,433
2019	20,005
2020	20,005
2021	$ 11,423